MARKETABLE SECURITIES (Schedule of Company's debt marketable securities) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Investments, Debt and Equity Securities [Abstract]
Due within one year	$ 16,127
Between 1-2 years	$ 4,344